Schedule of Future Maturities Lease Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Remainder of Fiscal Year	$ 312,009
Year One	1,032,155	$ 840,348
Year Two	1,038,228	945,271
Year Three	816,405	951,344
Year Four	730,781	742,855
After Year Four	182,695
Year Five		723,901
After Year Five		180,970
Total future minimum lease payments, undiscounted	4,112,273	4,384,689
Less: Amount representing interest	(515,682)	(594,873)
Present value of future minimum lease payments	3,596,591	3,789,816
Current portion of lease liabilities	840,535	628,113	$ 1,235,977
Present value of future minimum lease payments long-term	$ 2,756,056	$ 3,161,703	$ 942,404